Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	$ 68,742	$ 61,395
Accruals and payables	80,375	68,386
Accrued interest	34,603	34,662
Exploration and evaluation payables	884	185
Statutory payables	7,800	7,324
Trade and other payables	$ 192,404	$ 171,952